Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY COMMONWEALTH TRUST
Prospectus Date	rr_ProspectusDate	Jan. 29, 2015
Retail | Fidelity Nasdaq Composite Index Tracking Stock
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst_SupplementTextBlock	Supplement to the
Fidelity® Nasdaq Composite Index® Tracking Stock
January 29, 2015
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.24%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.09%
Total annual operating expenses	0.33%
Fee Waiver and/or expense reimbursementA	0.12%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.21%

A Fidelity Management & Research Company (FMR) has contractually agreed to waive the fund's expenses to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.21%. This arrangement will remain in effect through January 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 4.

1 year	$ 22
3 years	$ 92
5 years	$ 171
10 years	$ 404